Annual Operating Expenses {- Fidelity® New York AMT Tax-Free Money Market Fund} - 01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Retail Class
	Apr. 01, 2021
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® New York AMT Tax-Free Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® New York AMT Tax-Free Money Market Fund will be able to avoid a negative yield.